Financial Assets and Financial Liabilities - Gazprombank Facilities - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 397,900	₽ 407,215
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	1,161	6,013	₽ 19,167
Fines and penalty on overdue amount recorded as finance costs	47,610	54,240	60,452
Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	270,360	276,748
Gazprombank [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 148,238	153,614
Borrowings interest rate	9.30%
Gazprombank facilities [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	₽ 0	0
Overdue interest amount	0	0
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	7,323	7,450
Fines and penalty on overdue amount recorded as finance costs	₽ 56	2,031	₽ 5,179
Gazprombank facilities [member] | Maturity in April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Credit facilities		₽ 150,809
Gazprombank facilities [member] | Maturity in 2022 [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	1.50%